Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
Income tax expense consisted of the following for the year ended December 31, 2020:

Current:
Federal	$577,515
State	95,294

Total current expense	672,809

Deferred:
Federal	(536,497)
State	(86,118)

Total deferred benefit	(622,615)

Income tax expense	$50,194

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate
Income tax expense (benefit) differed from the amount that would be provided by applying the U.S. federal statutory rate for the year ended December 31, 2020 due to the following:

	Amount	Tax Rate
Federal Statutory income tax	(448,674)	21.00%
State income tax, net of federal benefit	(83,884)	3.93%
Transactions costs	560,504	-26.23%
Other	22,248	-1.04%

Effective Income Tax Rate	50,194	-2.35%

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred taxes at December 31, 2020 are as follows:

Deferred Tax Assets
Accrued expenses	$573,153
Transactions costs	85,727
State credits	738,134
Net operating loss carryforwards	18,984

Total deferred tax assets	1,415,997

Deferred Tax Liabilities
Amortization and depreciation	(6,738,591)
Deferred revenue	(195,241)

Total deferred tax liabilities	(6,933,831)

Less: Valuation allowance	(554,267)

Net deferred tax asset (liability)	$(6,072,101)